Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related party transactions	Related party transactions
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2025	Dec. 31, 2024

Fixed salaries and benefits	5,861	4,385
Variable incentive-based compensation	16,256	9,249
Share-based compensation	37,068	9,915
	59,185	23,549
The DSUs for independent directors of the Company vest annually over a three-year period and may only be settled in cash upon retirement. DSUs issued in lieu of directors' fees and dividends vest immediately. There were 13,455 DSUs issued during the year (December 31, 2024 - 10,991).